CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Shares, Issued	146,559,542	146,059,542
Common Stock, Shares, Outstanding	146,559,542	146,059,542